Commitments - Schedule of Lease Contracts (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Lease Contracts [Line Items]
Undiscounted lease liabilities	$ 588.4	$ 560.9
Non-lease elements	1,394.0	681.5
Fully variable lease payments	10,742.6	2,655.8
Total	12,725.0	3,898.2
– within one year
Disclosure Of Lease Contracts [Line Items]
Undiscounted lease liabilities	130.4	111.3
Non-lease elements	387.0	209.5
Fully variable lease payments	579.2	483.6
Total	1,096.6	804.4
– later than one year and not later than two years
Disclosure Of Lease Contracts [Line Items]
Undiscounted lease liabilities	284.4	271.2
Non-lease elements	526.2	340.7
Fully variable lease payments	1,948.7	1,703.9
Total	2,759.3	2,315.8
– later than five years
Disclosure Of Lease Contracts [Line Items]
Undiscounted lease liabilities	173.6	178.4
Non-lease elements	480.8	131.3
Fully variable lease payments	8,214.7	468.3
Total	$ 8,869.1	$ 778.0